Stockholders' equity (Schedule of Reconciliation of Number of Shares Outstanding) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Shares outstanding at beginning of year	494,047	497,586
(Repurchase) issuance of capital shares, net	(140)	(3,539)
Shares outstanding at year end	493,907	494,047